Fair Value Measurements - Schedule of Company's assets that are measured at fair value (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and marketable securities held in Trust Account	$ 174,896,125	$ 0